Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring Basis

The following table presents the amounts and classifications of the Company’s derivative assets and liabilities as of June 30, 2018 and December 31, 2017, as well as the potential effect of netting arrangements on contracts with the same counterparty (in thousands):

	June 30, 2018
	Level 1	Level 2	Level 3	Gross Fair Value	Netting	Carrying Value
Assets
Current commodity derivatives	$—	$3,208	$—	$3,208	$(2,927)	$281
Long-term commodity derivatives	—	2,064	—	2,064	(2,064)	—

Total assets	$—	$5,272	$—	$5,272	$(4,991)	$281

Liabilities
Current commodity derivatives	$—	$(52,351)	$—	$(52,351)	$2,927	$(49,424)
Long-term commodity derivatives	—	(12,728)	—	(12,728)	2,064	(10,664)

Total liabilities	$—	$(65,079)	$—	$(65,079)	$4,991	$(60,088)

	December 31, 2017
	Level 1	Level 2	Level 3	Gross Fair Value	Netting	Carrying Value
Assets
Current commodity derivatives	$—	$2,856	$—	$2,856	$(2,704)	$152
Long-term commodity derivatives	—	2,182	—	2,182	(1,186)	996

Total assets	$—	$5,038	$—	$5,038	$(3,890)	$1,148

Liabilities
Current commodity derivatives	$—	$(11,983)	$—	$(11,983)	$2,704	$(9,279)
Long-term commodity derivatives	—	(2,557)	—	(2,557)	1,186	(1,371)

Total liabilities	$—	$(14,540)	$—	$(14,540)	$3,890	$(10,650)

The following table presents the amounts and classifications of the Company’s derivative assets and liabilities as of December 31, 2017, as well as the potential effect of netting arrangements on contracts with the same counterparty (in thousands):

	December 31, 2017
	Level 1	Level 2	Level 3	Gross Fair Value	Netting	Carrying Value
Assets
Current commodity derivatives	$—	$2,856	$—	$2,856	$(2,704)	$152
Long-term commodity derivatives	—	2,182	—	2,182	(1,186)	996

Total assets	$—	$5,038	$—	$5,038	$(3,890)	$1,148

Liabilities
Current commodity derivatives	$—	$(11,983)	$—	$(11,983)	$2,704	$(9,279)
Long-term commodity derivatives	—	(2,557)	—	(2,557)	1,186	(1,371)

Total liabilities	$—	$(14,540)	$—	$(14,540)	$3,890	$(10,650)